FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
33,473	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$33,473
	(Cost $33,473)
	Total Investments — 1.4%	33,473
	(Cost $33,473)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,052.8%
	Call Options Purchased — 28.5%
104	Cboe Mini Bitcoin U.S. ETF Index	$2,813,720	$223.11	03/31/26	691,765
169	S&P 500® Mini Index	11,303,565	2,044.05	03/31/26	2
	Total Call Options Purchased				691,767
	(Cost $504,100)
	Put Options Purchased — 1,024.3%
104	Cboe Mini Bitcoin U.S. ETF Index	2,813,720	164.91	03/31/26	43,750
169	S&P 500® Mini Index	11,303,565	2,180.32	03/31/26	24,830,222
	Total Put Options Purchased				24,873,972
	(Cost $25,209,738)
	Total Purchased Options				25,565,739
	(Cost $25,713,838)
WRITTEN OPTIONS — (953.9)%
	Call Options Written — (18.6)%
(104)	Cboe Mini Bitcoin U.S. ETF Index	(2,813,720)	260.96	03/31/26	(450,065)
(169)	S&P 500® Mini Index	(11,303,565)	2,180.32	03/31/26	(2)
	Total Call Options Written				(450,067)
	(Premiums received $612,344)
	Put Options Written — (935.3)%
(104)	Cboe Mini Bitcoin U.S. ETF Index	(2,813,720)	223.11	03/31/26	(139,616)
(169)	S&P 500® Mini Index	(11,303,565)	2,044.05	03/31/26	(22,574,439)
	Total Put Options Written				(22,714,055)
	(Premiums received $24,165,126)
	Total Written Options				(23,164,122)
	(Premiums received $24,777,470)
	Net Other Assets and Liabilities — (0.3)%				(6,638)
	Net Assets — 100.0%				$2,428,452

(a)	Rate shown reflects yield as of September 30, 2025.

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$33,473	$33,473	$—	$—
Purchased Options	25,565,739	—	25,565,739	—
Total	$25,599,212	$33,473	$25,565,739	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,164,122)	$—	$(23,164,122)	$—

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.3%
69,835	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$69,835
	(Cost $69,835)
	Total Investments — 2.3%	69,835
	(Cost $69,835)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,248.3%
	Call Options Purchased — 14.9%
117	Cboe Mini Bitcoin U.S. ETF Index	$3,165,435	$293.20	06/30/26	462,291
219	S&P 500® Mini Index	14,647,815	2,320.73	06/30/26	0
	Total Call Options Purchased				462,291
	(Cost $463,076)
	Put Options Purchased — 1,233.4%
117	Cboe Mini Bitcoin U.S. ETF Index	3,165,435	216.72	06/30/26	202,045
219	S&P 500® Mini Index	14,647,815	2,475.44	06/30/26	38,038,178
	Total Put Options Purchased				38,240,223
	(Cost $38,676,262)
	Total Purchased Options				38,702,514
	(Cost $39,139,338)
WRITTEN OPTIONS — (1,150.5)%
	Call Options Written — (10.2)%
(117)	Cboe Mini Bitcoin U.S. ETF Index	(3,165,435)	334.66	06/30/26	(316,753)
(219)	S&P 500® Mini Index	(14,647,815)	2,475.44	06/30/26	(0)
	Total Call Options Written				(316,753)
	(Premiums received $321,376)
	Put Options Written — (1,140.3)%
(117)	Cboe Mini Bitcoin U.S. ETF Index	(3,165,435)	293.20	06/30/26	(602,845)
(219)	S&P 500® Mini Index	(14,647,815)	2,320.73	06/30/26	(34,750,420)
	Total Put Options Written				(35,353,265)
	(Premiums received $35,856,771)
	Total Written Options				(35,670,018)
	(Premiums received $36,178,147)
	Net Other Assets and Liabilities — (0.1)%				(2,036)
	Net Assets — 100.0%				$3,100,295

(a)	Rate shown reflects yield as of September 30, 2025.

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$69,835	$69,835	$—	$—
Purchased Options	38,702,514	—	38,702,514	—
Total	$38,772,349	$69,835	$38,702,514	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,670,018)	$—	$(35,670,018)	$—

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments
September 30, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,311.4%
	Call Options Purchased — 15.7%
37	Cboe Mini Bitcoin U.S. ETF Index	$1,001,035	$311.13	09/30/26	$157,176
68	S&P 500® Mini Index	4,548,180	2,493.68	09/30/26	68
	Total Call Options Purchased				157,244
	(Cost $157,427)
	Put Options Purchased — 1,295.7%
37	Cboe Mini Bitcoin U.S. ETF Index	1,001,035	229.97	09/30/26	100,899
68	S&P 500® Mini Index	4,548,180	2,659.92	09/30/26	12,870,020
	Total Put Options Purchased				12,970,919
	(Cost $12,971,103)
	Total Purchased Options				13,128,163
	(Cost $13,128,530)
WRITTEN OPTIONS — (1,214.3)%
	Call Options Written — (11.5)%
(37)	Cboe Mini Bitcoin U.S. ETF Index	(1,001,035)	347.55	09/30/26	(115,218)
(68)	S&P 500® Mini Index	(4,548,180)	2,659.92	09/30/26	(68)
	Total Call Options Written				(115,286)
	(Premiums received $115,225)
	Put Options Written — (1,202.8)%
(37)	Cboe Mini Bitcoin U.S. ETF Index	(1,001,035)	311.13	09/30/26	(258,482)
(68)	S&P 500® Mini Index	(4,548,180)	2,493.68	09/30/26	(11,782,768)
	Total Put Options Written				(12,041,250)
	(Premiums received $12,041,067)
	Total Written Options				(12,156,536)
	(Premiums received $12,156,292)
	Net Other Assets and Liabilities — 2.9%				29,448
	Net Assets — 100.0%				$1,001,075

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$13,128,163	$—	$13,128,163	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,156,536)	$—	$(12,156,536)	$—

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
169,180	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$169,180
	(Cost $169,180)
	Total Investments — 1.1%	169,180
	(Cost $169,180)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,741.6%
	Call Options Purchased — 0.9%
568	Cboe Mini Bitcoin U.S. ETF Index	$15,367,240	$405.83	12/31/25	131,208
1,385	S&P 500® Mini Index	92,635,725	2,493.68	12/31/25	4,155
	Total Call Options Purchased				135,363
	(Cost $138,790)
	Put Options Purchased — 1,740.7%
1,385	S&P 500® Mini Index	92,635,725	2,659.92	12/31/25	271,954,445
	(Cost $271,956,936)
	Total Purchased Options				272,089,808
	(Cost $272,095,726)
WRITTEN OPTIONS — (1,644.0)%
	Call Options Written — (0.9)%
(112)	Cboe Mini Bitcoin U.S. ETF Index	(3,030,160)	258.16	10/03/25	(145,152)
(1,385)	S&P 500® Mini Index	(92,635,725)	2,659.92	12/31/25	(1,385)
	Total Call Options Written				(146,537)
	(Premiums received $54,848)
	Put Options Written — (1,643.1)%
(568)	Cboe Mini Bitcoin U.S. ETF Index	(15,367,240)	405.83	12/31/25	(7,528,272)
(1,385)	S&P 500® Mini Index	(92,635,725)	2,493.68	12/31/25	(249,168,425)
	Total Put Options Written				(256,696,697)
	(Premiums received $256,693,270)
	Total Written Options				(256,843,234)
	(Premiums received $256,748,118)
	Net Other Assets and Liabilities — 1.3%				207,279
	Net Assets — 100.0%				$15,623,033

(a)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$169,180	$169,180	$—	$—
Purchased Options	272,089,808	—	272,089,808	—
Total	$272,258,988	$169,180	$272,089,808	$—

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(256,843,234)	$—	$(256,843,234)	$—

First Trust Exchange-Traded Fund
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.